Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Allocation of net income (loss)			$ (5,684,138)
Redeemable Preferred Stock [Member]
Allocation of net losses included accretion	$ (340,070)		(3,819,798)
Accretion of temporary equity to redemption value			5,262,944
Allocation of net income (loss)	$ (340,070)		$ 1,443,146
Weighted-average shares outstanding			2,842,785
Basic and diluted net income/(loss) per share			$ 0.51
Denominators:
Weighted-average shares outstanding	5,091,196
Basic and diluted net income (loss) per share	$ (0.07)
Nonredeemable Preferred Stock [Member]
Allocation of net losses included accretion	$ (100,533)		$ (1,864,341)
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (100,533)		$ (1,864,341)
Weighted-average shares outstanding			1,387,487
Basic and diluted net income/(loss) per share			$ (1.34)
Denominators:
Weighted-average shares outstanding	1,505,079	1,250,000
Basic and diluted net income (loss) per share	$ (0.07)